UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.844202.106

AAM20-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,348,071	$ 35,723,918
Fidelity Consumer Discretionary Central Fund (c)	416,866	52,570,937
Fidelity Consumer Staples Central Fund (c)	374,812	53,455,625
Fidelity Emerging Markets Equity Central Fund (c)	146,636	25,567,401
Fidelity Energy Central Fund (c)	509,313	59,329,824
Fidelity Financials Central Fund (c)	1,623,621	78,631,977
Fidelity Health Care Central Fund (c)	467,930	63,044,163
Fidelity Industrials Central Fund (c)	427,445	57,337,476
Fidelity Information Technology Central Fund (c)	620,191	97,884,811
Fidelity International Equity Central Fund (c)	1,931,954	115,917,230
Fidelity Materials Central Fund (c)	137,769	21,357,013
Fidelity Telecom Services Central Fund (c)	129,733	15,347,459
Fidelity Utilities Central Fund (c)	189,393	20,941,130
TOTAL EQUITY CENTRAL FUNDS (Cost $704,730,656)		697,108,964
Fixed-Income Central Funds - 56.0%

High Yield Fixed-Income Funds - 9.5%
Fidelity Emerging Markets Debt Central Fund (c)	2,033,613	20,295,455
Fidelity Floating Rate Central Fund (c)	2,332,501	229,284,849
Fidelity High Income Central Fund 1 (c)	1,290,368	123,139,842
TOTAL HIGH YIELD FIXED-INCOME FUNDS		372,720,146
Investment Grade Fixed-Income Funds - 46.5%
Fidelity Tactical Income Central Fund (c)	17,295,917	1,821,778,966
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,084,799,299)		2,194,499,112
Money Market Central Funds - 23.1%

Fidelity Cash Central Fund, 0.11% (a)	163,862,550	163,862,550
Fidelity Money Market Central Fund, 0.39% (a)	739,400,320	739,400,320
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $903,262,870)		903,262,870
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $6,799,846)	$ 6,800,000	$ 6,799,878
Investment Companies - 2.9%
Shares
iShares Barclays TIPS Bond ETF (Cost $110,105,483)	974,011	113,657,344
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,809,698,154)	3,915,328,168
NET OTHER ASSETS (LIABILITIES) - 0.0%	(624,976)
NET ASSETS - 100%	$ 3,914,703,192
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
666 CME E-mini S&P 500 Index Contracts	March 2012	$ 41,711,580	$ (14,319)

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ETF	-	Exchange-Trade Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,099,944.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,489
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	219,715
Fidelity Consumer Staples Central Fund	283,867
Fidelity Emerging Markets Debt Central Fund	330,903
Fidelity Emerging Markets Equity Central Fund	87,387
Fidelity Energy Central Fund	337,705
Fidelity Financials Central Fund	285,662
Fidelity Floating Rate Central Fund	2,329,409
Fidelity Health Care Central Fund	141,454
Fidelity High Income Central Fund 1	2,353,687
Fidelity Industrials Central Fund	254,556
Fidelity Information Technology Central Fund	108,724
Fidelity International Equity Central Fund	597,533
Fidelity Materials Central Fund	164,944
Fidelity Money Market Central Fund	653,295
Fidelity Tactical Income Central Fund	14,496,274
Fidelity Telecom Services Central Fund	106,862
Fidelity Utilities Central Fund	178,310
Total	$ 22,988,051
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 36,480,275	$ 109,006	$ 35,723,918	3.3%
Fidelity Consumer Discretionary Central Fund	45,800,662	2,312,291	277,519	52,570,937	7.5%
Fidelity Consumer Staples Central Fund	47,186,976	2,607,485	350,255	53,455,625	7.0%
Fidelity Emerging Markets Debt Central Fund	18,474,704	1,222,705	90,776	20,295,455	18.9%
Fidelity Emerging Markets Equity Central Fund	23,187,808	1,545,189	182,588	25,567,401	9.1%
Fidelity Energy Central Fund	49,177,444	2,722,355	308,188	59,329,824	7.2%
Fidelity Financials Central Fund	69,322,940	3,407,893	417,033	78,631,977	7.5%
Fidelity Floating Rate Central Fund	114,683,799	111,614,252	717,686	229,284,849	8.2%
Fidelity Health Care Central Fund	54,800,471	3,345,264	331,556	63,044,163	7.4%
Fidelity High Income Central Fund 1	117,444,135	12,403,734	11,940,059	123,139,842	24.6%
Fidelity Industrials Central Fund	48,819,734	3,497,087	1,863,410	57,337,476	7.5%
Fidelity Information Technology Central Fund	87,435,476	6,790,479	414,808	97,884,811	7.2%
Fidelity International Equity Central Fund	144,821,347	5,855,305	39,626,626	115,917,230	8.0%
Fidelity Materials Central Fund	17,715,319	1,000,478	109,444	21,357,013	7.9%
Fidelity Tactical Income Central Fund	1,806,296,696	87,256,138	80,229,660	1,821,778,966	36.1%
Fidelity Telecom Services Central Fund	13,872,485	663,625	75,701	15,347,459	7.3%
Fidelity Utilities Central Fund	18,624,919	1,207,802	109,324	20,941,130	7.4%
Total	$ 2,677,731,057	$ 283,932,357	$ 137,153,639	$ 2,891,608,076
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 697,108,964	$ 697,108,964	$ -	$ -
Fixed-Income Central Funds	2,194,499,112	2,194,499,112	-	-
Money Market Central Funds	903,262,870	903,262,870	-	-
U.S. Treasury Obligations	6,799,878	-	6,799,878	-
Investment Companies	113,657,344	113,657,344	-	-
Total Investments in Securities:	$ 3,915,328,168	$ 3,908,528,290	$ 6,799,878	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (14,319)	$ (14,319)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $3,809,698,842. Net unrealized appreciation aggregated $105,629,326, of which $182,852,004 related to appreciated investment securities and $77,222,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.106

AAM50-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	7,961,296	$ 84,947,023
Fidelity Consumer Discretionary Central Fund (c)	1,778,711	224,313,286
Fidelity Consumer Staples Central Fund (c)	1,564,979	223,197,258
Fidelity Emerging Markets Equity Central Fund (c)	653,765	113,990,380
Fidelity Energy Central Fund (c)	2,120,137	246,974,766
Fidelity Financials Central Fund (c)	6,715,357	325,224,754
Fidelity Health Care Central Fund (c)	1,956,662	263,621,079
Fidelity Industrials Central Fund (c)	1,786,879	239,691,901
Fidelity Information Technology Central Fund (c)	2,595,919	409,713,925
Fidelity International Equity Central Fund (c)	10,097,304	605,838,233
Fidelity Materials Central Fund (c)	565,555	87,672,288
Fidelity Telecom Services Central Fund (c)	537,445	63,579,776
Fidelity Utilities Central Fund (c)	791,054	87,466,814
TOTAL EQUITY CENTRAL FUNDS (Cost $3,003,685,398)		2,976,231,483
Fixed-Income Central Funds - 43.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (c)	3,491,729	34,847,458
Fidelity Floating Rate Central Fund (c)	2,504,157	246,158,658
Fidelity High Income Central Fund 1 (c)	2,079,228	198,420,713
TOTAL HIGH YIELD FIXED-INCOME FUNDS		479,426,829
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Tactical Income Central Fund (c)	21,365,180	2,250,394,403
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,584,472,955)		2,729,821,232
Money Market Central Funds - 7.1%

Fidelity Cash Central Fund, 0.11% (a)	220,722,497	220,722,497
Fidelity Money Market Central Fund, 0.39% (a)	226,099,675	226,099,675
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $446,822,172)		446,822,172
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $18,199,588)	$ 18,200,000	18,199,672
Investment Companies - 2.4%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $150,844,110)	1,328,670	$ 155,042,504
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,204,024,223)		6,326,117,063
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,162,553)
NET ASSETS - 100%		$ 6,323,954,510
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,412 CME E-mini S&P 500 Index Contracts	March 2012	$ 88,433,560	$ (30,358)
The face value of futures purchased as a percentage of net assets is 1.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,399,885.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,450
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	949,843
Fidelity Consumer Staples Central Fund	1,205,699
Fidelity Emerging Markets Debt Central Fund	577,274
Fidelity Emerging Markets Equity Central Fund	394,351
Fidelity Energy Central Fund	1,422,807
Fidelity Financials Central Fund	1,195,520
Fidelity Floating Rate Central Fund	2,812,067
Fidelity Health Care Central Fund	599,671
Fidelity High Income Central Fund 1	3,884,396
Fidelity Industrials Central Fund	1,077,116
Fidelity Information Technology Central Fund	462,955
Fidelity International Equity Central Fund	2,806,943
Fidelity Materials Central Fund	685,551
Fidelity Money Market Central Fund	199,770
Fidelity Tactical Income Central Fund	18,485,559
Fidelity Telecom Services Central Fund	450,709
Fidelity Utilities Central Fund	754,603
Total	$ 38,051,089
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 86,441,417	$ 549,405	$ 84,947,023	7.8%
Fidelity Consumer Discretionary Central Fund	209,822,586	4,538,150	11,771,150	224,313,286	31.9%
Fidelity Consumer Staples Central Fund	203,617,955	4,947,754	2,462,547	223,197,258	29.4%
Fidelity Emerging Markets Debt Central Fund	32,693,557	1,243,889	309,046	34,847,458	31.2%
Fidelity Emerging Markets Equity Central Fund	99,932,653	11,384,908	1,563,681	113,990,380	40.7%
Fidelity Energy Central Fund	210,081,529	6,485,322	2,634,762	246,974,766	30.0%
Fidelity Financials Central Fund	295,039,836	6,833,542	3,499,805	325,224,754	31.1%
Fidelity Floating Rate Central Fund	185,263,734	57,267,236	2,177,010	246,158,658	8.8%
Fidelity Health Care Central Fund	236,389,357	7,755,581	2,765,616	263,621,079	31.0%
Fidelity High Income Central Fund 1	204,822,825	7,077,413	22,054,882	198,420,713	39.7%
Fidelity Industrials Central Fund	207,581,392	5,273,239	2,596,424	239,691,901	31.4%
Fidelity Information Technology Central Fund	377,745,310	17,900,905	4,000,345	409,713,925	30.3%
Fidelity International Equity Central Fund	635,426,079	12,930,989	64,783,769	605,838,233	41.8%
Fidelity Materials Central Fund	74,822,938	2,176,258	924,836	87,672,288	32.5%
Fidelity Tactical Income Central Fund	2,354,157,964	58,312,524	172,123,179	2,250,394,403	44.6%
Fidelity Telecom Services Central Fund	59,025,427	1,458,453	631,538	63,579,776	30.3%
Fidelity Utilities Central Fund	80,473,684	2,748,420	924,169	87,466,814	30.8%
Total	$ 5,467,033,451	$ 294,776,000	$ 295,772,164	$ 5,706,052,715
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,976,231,483	$ 2,976,231,483	$ -	$ -
Fixed-Income Central Funds	2,729,821,232	2,729,821,232	-	-
Money Market Central Funds	446,822,172	446,822,172	-	-
U.S. Treasury Obligations	18,199,672	-	18,199,672	-
Investment Companies	155,042,504	155,042,504	-	-
Total Investments in Securities:	$ 6,326,117,063	$ 6,307,917,391	$ 18,199,672	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (30,358)	$ (30,358)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $6,204,025,017. Net unrealized appreciation aggregated $122,092,046, of which $579,383,167 related to appreciated investment securities and $457,291,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 70%

1.873071.103

AAM70-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 67.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,215,194	$ 34,306,121
Fidelity Consumer Discretionary Central Fund (c)	1,017,708	128,343,213
Fidelity Consumer Staples Central Fund (c)	902,127	128,661,415
Fidelity Emerging Markets Equity Central Fund (c)	399,665	69,685,676
Fidelity Energy Central Fund (c)	1,224,068	142,591,632
Fidelity Financials Central Fund (c)	3,919,069	189,800,515
Fidelity Health Care Central Fund (c)	1,129,448	152,170,462
Fidelity Industrials Central Fund (c)	1,029,097	138,043,136
Fidelity Information Technology Central Fund (c)	1,493,845	235,773,517
Fidelity International Equity Central Fund (c)	6,138,146	368,288,742
Fidelity Materials Central Fund (c)	324,054	50,234,834
Fidelity Telecom Services Central Fund (c)	310,350	36,714,388
Fidelity Utilities Central Fund (c)	465,391	51,458,259
TOTAL EQUITY CENTRAL FUNDS (Cost $1,849,913,661)		1,726,071,910
Fixed-Income Central Funds - 26.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Emerging Markets Debt Central Fund (c)	1,466,842	14,639,086
Fidelity Floating Rate Central Fund (c)	642,603	63,167,920
Fidelity High Income Central Fund 1 (c)	755,948	72,140,123
TOTAL HIGH YIELD FIXED-INCOME FUNDS		149,947,129
Investment Grade Fixed-Income Funds - 20.7%
Fidelity Tactical Income Central Fund (c)	5,005,609	527,240,841
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $651,882,239)		677,187,970
Money Market Central Funds - 3.2%

Fidelity Cash Central Fund, 0.11% (a)	82,208,266	82,208,266
Fidelity Money Market Central Fund, 0.39% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $82,208,270)		82,208,270
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $7,899,821)	$ 7,900,000	7,899,858
Investment Companies - 2.0%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $49,456,427)	432,900	$ 50,515,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,641,360,418)	2,543,883,111
NET OTHER ASSETS (LIABILITIES) - 0.0%	(460,992)
NET ASSETS - 100%	$ 2,543,422,119
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
259 CME E-mini S&P 500 Index Contracts	March 2012	$ 16,221,170	$ (5,569)

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange-Trade Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,599,971.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,037
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	533,104
Fidelity Consumer Staples Central Fund	680,545
Fidelity Emerging Markets Debt Central Fund	238,509
Fidelity Emerging Markets Equity Central Fund	235,936
Fidelity Energy Central Fund	805,361
Fidelity Financials Central Fund	684,359
Fidelity Floating Rate Central Fund	768,676
Fidelity Health Care Central Fund	338,666
Fidelity High Income Central Fund 1	1,378,060
Fidelity Industrials Central Fund	608,401
Fidelity Information Technology Central Fund	260,576
Fidelity International Equity Central Fund	1,620,921
Fidelity Materials Central Fund	384,292
Fidelity Money Market Central Fund	0
Fidelity Tactical Income Central Fund	4,324,512
Fidelity Telecom Services Central Fund	255,734
Fidelity Utilities Central Fund	435,627
Total	$ 13,588,031
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 35,131,544	$ 166,885	$ 34,306,121	3.1%
Fidelity Consumer Discretionary Central Fund	117,902,173	5,024,506	6,720,111	128,343,213	18.3%
Fidelity Consumer Staples Central Fund	115,794,020	5,880,280	2,708,016	128,661,415	17.0%
Fidelity Emerging Markets Debt Central Fund	13,469,679	888,637	217,342	14,639,086	13.1%
Fidelity Emerging Markets Equity Central Fund	58,414,160	10,469,875	1,717,287	69,685,676	24.9%
Fidelity Energy Central Fund	119,247,745	7,338,601	2,597,281	142,591,632	17.3%
Fidelity Financials Central Fund	175,751,943	7,462,526	8,887,398	189,800,515	18.1%
Fidelity Floating Rate Central Fund	58,022,827	4,421,918	1,081,328	63,167,920	2.2%
Fidelity Health Care Central Fund	132,805,973	9,619,699	2,781,248	152,170,462	17.9%
Fidelity High Income Central Fund 1	72,185,740	4,609,964	7,672,891	72,140,123	14.4%
Fidelity Industrials Central Fund	118,426,577	5,550,046	2,631,930	138,043,136	18.1%
Fidelity Information Technology Central Fund	193,616,497	35,965,675	3,290,500	235,773,517	17.4%
Fidelity International Equity Central Fund	357,200,552	18,337,644	19,844,961	368,288,742	25.4%
Fidelity Materials Central Fund	41,111,134	3,757,164	919,461	50,234,834	18.6%
Fidelity Tactical Income Central Fund	559,827,477	31,157,975	66,022,449	527,240,841	10.5%
Fidelity Telecom Services Central Fund	33,734,709	1,493,849	639,018	36,714,388	17.5%
Fidelity Utilities Central Fund	47,102,493	2,261,164	916,051	51,458,259	18.1%
Total	$ 2,214,675,124	$ 189,371,067	$ 128,814,157	$ 2,403,259,880
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,726,071,910	$ 1,726,071,910	$ -	$ -
Fixed-Income Central Funds	677,187,970	677,187,970	-	-
Money Market Central Funds	82,208,270	82,208,270	-	-
U.S. Treasury Obligations	7,899,858	-	7,899,858	-
Investment Companies	50,515,103	50,515,103	-	-
Total Investments in Securities:	$ 2,543,883,111	$ 2,535,983,253	$ 7,899,858	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,569)	$ (5,569)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,641,361,521. Net unrealized depreciation aggregated $97,478,410, of which $226,998,110 related to appreciated investment securities and $324,476,520 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.106

AAM85-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 82.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,146,174	$ 12,229,674
Fidelity Consumer Discretionary Central Fund (c)	344,193	43,406,182
Fidelity Consumer Staples Central Fund (c)	314,433	44,844,479
Fidelity Emerging Markets Equity Central Fund (c)	139,319	24,291,689
Fidelity Energy Central Fund (c)	427,550	49,805,354
Fidelity Financials Central Fund (c)	1,317,822	63,822,119
Fidelity Health Care Central Fund (c)	387,307	52,181,934
Fidelity Industrials Central Fund (c)	353,536	47,423,301
Fidelity Information Technology Central Fund (c)	511,950	80,801,036
Fidelity International Equity Central Fund (c)	2,057,713	123,462,780
Fidelity Materials Central Fund (c)	112,074	17,373,783
Fidelity Telecom Services Central Fund (c)	106,356	12,581,942
Fidelity Utilities Central Fund (c)	161,559	17,863,612
TOTAL EQUITY CENTRAL FUNDS (Cost $619,084,491)		590,087,885
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (c)	422,806	4,219,601
Fidelity High Income Central Fund 1 (c)	235,594	22,482,756
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,702,357
Investment Grade Fixed-Income Funds - 9.5%
Fidelity Tactical Income Central Fund (c)	646,779	68,125,243
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $93,009,365)		94,827,600
Money Market Central Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (a) (Cost $20,660,918)	20,660,918	20,660,918
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $2,499,943)	$ 2,500,000	2,499,955
Investment Companies - 0.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $6,400,464)	56,200	$ 6,557,980
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $741,655,181)		714,634,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(244,197)
NET ASSETS - 100%		$ 714,390,141
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
147 CME E-mini S&P 500 Index Contracts	March 2012	$ 9,206,610	$ (3,161)
The face value of futures purchased as a percentage of net assets is 1.3%
Security Type Abbreviations
EFT	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,299,977.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,116
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	182,001
Fidelity Consumer Staples Central Fund	239,755
Fidelity Emerging Markets Debt Central Fund	68,987
Fidelity Emerging Markets Equity Central Fund	83,087
Fidelity Energy Central Fund	284,305
Fidelity Financials Central Fund	232,389
Fidelity Health Care Central Fund	117,686
Fidelity High Income Central Fund 1	478,888
Fidelity Industrials Central Fund	211,076
Fidelity Information Technology Central Fund	89,637
Fidelity International Equity Central Fund	553,227
Fidelity Materials Central Fund	134,408
Fidelity Tactical Income Central Fund	539,895
Fidelity Telecom Services Central Fund	88,160
Fidelity Utilities Central Fund	152,792
Total	$ 3,466,950
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 12,544,144	$ 73,416	$ 12,229,674	1.1%
Fidelity Consumer Discretionary Central Fund	40,100,328	1,778,049	2,667,421	43,406,182	6.2%
Fidelity Consumer Staples Central Fund	40,227,870	1,864,968	658,069	44,844,479	5.9%
Fidelity Emerging Markets Debt Central Fund	3,867,650	259,072	51,597	4,219,601	3.8%
Fidelity Emerging Markets Equity Central Fund	20,477,562	3,376,159	473,895	24,291,689	8.7%
Fidelity Energy Central Fund	41,757,839	2,151,498	734,050	49,805,354	6.0%
Fidelity Financials Central Fund	58,864,000	2,662,546	2,978,470	63,822,119	6.1%
Fidelity Health Care Central Fund	46,341,357	2,195,828	748,927	52,181,934	6.1%
Fidelity High Income Central Fund 1	26,259,753	1,584,824	6,379,003	22,482,756	4.5%
Fidelity Industrials Central Fund	41,243,117	3,032,737	2,673,931	47,423,301	6.2%
Fidelity Information Technology Central Fund	65,291,631	13,777,243	1,162,493	80,801,036	6.0%
Fidelity International Equity Central Fund	118,826,709	6,277,995	5,984,517	123,462,780	8.5%
Fidelity Materials Central Fund	14,361,060	1,030,022	250,794	17,373,783	6.4%
Fidelity Tactical Income Central Fund	70,318,328	3,884,194	6,397,164	68,125,243	1.4%
Fidelity Telecom Services Central Fund	11,493,794	526,171	173,565	12,581,942	6.0%
Fidelity Utilities Central Fund	16,260,461	799,155	251,601	17,863,612	6.3%
Total	$ 615,707,686	$ 57,744,605	$ 31,658,913	$ 684,915,485
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 590,087,885	$ 590,087,885	$ -	$ -
Fixed-Income Central Funds	94,827,600	94,827,600	-	-
Money Market Central Funds	20,660,918	20,660,918	-	-
U.S. Treasury Obligations	2,499,955	-	2,499,955	-
Investment Companies	6,557,980	6,557,980	-	-
Total Investments in Securities:	$ 714,634,338	$ 712,134,383	$ 2,499,955	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (3,161)	$ (3,161)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $741,655,191. Net unrealized depreciation aggregated $27,020,853, of which $63,907,543 related to appreciated investment securities and $90,928,396 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849958.104

AFAN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	169,133	$ 1,804,647
Fidelity Consumer Discretionary Central Fund (b)	51,774	6,529,205
Fidelity Consumer Staples Central Fund (b)	46,977	6,699,915
Fidelity Emerging Markets Equity Central Fund (b)	22,230	3,875,969
Fidelity Energy Central Fund (b)	65,074	7,580,525
Fidelity Financials Central Fund (b)	202,416	9,803,022
Fidelity Health Care Central Fund (b)	58,463	7,876,681
Fidelity Industrials Central Fund (b)	53,738	7,208,367
Fidelity Information Technology Central Fund (b)	78,163	12,336,542
Fidelity International Equity Central Fund (b)	295,958	17,757,493
Fidelity Materials Central Fund (b)	17,324	2,685,552
Fidelity Telecom Services Central Fund (b)	15,147	1,791,895
Fidelity Utilities Central Fund (b)	23,738	2,624,689
TOTAL EQUITY CENTRAL FUNDS (Cost $90,249,710)		88,574,502
Fixed-Income Central Funds - 50.9%

High Yield Fixed-Income Funds - 9.5%
Fidelity Emerging Markets Debt Central Fund (b)	113,122	1,128,956
Fidelity Floating Rate Central Fund (b)	137,563	13,522,429
Fidelity High Income Central Fund 1 (b)	75,109	7,167,672
TOTAL HIGH YIELD FIXED-INCOME FUNDS		21,819,057
Investment Grade Fixed-Income Funds - 41.4%
Fidelity Tactical Income Central Fund (b)	898,292	94,617,060
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $112,101,651)		116,436,117
Money Market Central Funds - 7.7%

Fidelity Cash Central Fund, 0.11% (a)	7,302,237	7,302,237
Fidelity Money Market Central Fund, 0.39% (a)	10,224,442	10,224,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $17,526,679)		17,526,679
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (Cost $299,993)	$ 300,000	$ 299,995
Investment Companies - 2.6%
Shares
iShares Barclays TIPS Bond ETF (Cost $5,793,746)	50,440	5,885,843
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $225,971,779)	228,723,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,128)
NET ASSETS - 100%	$ 228,685,008
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,735
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	25,093
Fidelity Consumer Staples Central Fund	32,140
Fidelity Emerging Markets Debt Central Fund	16,364
Fidelity Emerging Markets Equity Central Fund	12,278
Fidelity Energy Central Fund	39,990
Fidelity Financials Central Fund	32,987
Fidelity Floating Rate Central Fund	123,279
Fidelity Health Care Central Fund	16,251
Fidelity High Income Central Fund 1	117,081
Fidelity Industrials Central Fund	29,661
Fidelity Information Technology Central Fund	12,439
Fidelity International Equity Central Fund	72,208
Fidelity Materials Central Fund	19,178
Fidelity Money Market Central Fund	9,034
Fidelity Tactical Income Central Fund	673,390
Fidelity Telecom Services Central Fund	10,769
Fidelity Utilities Central Fund	20,551
Total	$ 1,265,058
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 1,861,088	$ 19,524	$ 1,804,647	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	1,647,104	82,899	6,529,205	0.9%
Fidelity Consumer Staples Central Fund	4,558,982	1,786,350	83,390	6,699,915	0.9%
Fidelity Emerging Markets Debt Central Fund	799,850	310,954	13,989	1,128,956	1.0%
Fidelity Emerging Markets Equity Central Fund	2,692,815	1,129,996	52,091	3,875,969	1.4%
Fidelity Energy Central Fund	4,991,049	1,878,460	95,030	7,580,525	0.9%
Fidelity Financials Central Fund	7,133,563	2,136,977	135,844	9,803,022	0.9%
Fidelity Floating Rate Central Fund	5,172,942	8,304,326	145,390	13,522,429	0.5%
Fidelity Health Care Central Fund	5,458,156	1,930,815	97,804	7,876,681	0.9%
Fidelity High Income Central Fund 1	5,232,601	1,905,463	219,861	7,167,672	1.4%
Fidelity Industrials Central Fund	4,818,810	1,751,797	92,732	7,208,367	0.9%
Fidelity Information Technology Central Fund	8,490,020	3,641,307	151,449	12,336,542	0.9%
Fidelity International Equity Central Fund	14,342,393	4,732,038	1,791,712	17,757,493	1.2%
Fidelity Materials Central Fund	1,771,211	661,718	32,940	2,685,552	1.0%
Fidelity Tactical Income Central Fund	73,770,150	26,221,427	5,876,796	94,617,060	1.9%
Fidelity Telecom Services Central Fund	1,224,590	498,419	22,401	1,791,895	0.9%
Fidelity Utilities Central Fund	1,806,392	713,111	33,008	2,624,689	0.9%
Total	$ 146,750,311	$ 61,111,350	$ 8,946,860	$ 205,010,619
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 88,574,502	$ 88,574,502	$ -	$ -
Fixed-Income Central Funds	116,436,117	116,436,117	-	-
Money Market Central Funds	17,526,679	17,526,679	-	-
U.S. Treasury Obligations	299,995	-	299,995	-
Investment Companies	5,885,843	5,885,843	-	-
Total Investments in Securities:	$ 228,723,136	$ 228,423,141	$ 299,995	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $225,972,700. Net unrealized appreciation aggregated $2,750,436, of which $8,736,298 related to appreciated investment securities and $5,985,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2011

1.811344.107

AGG-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 82.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,146,174	$ 12,229,674
Fidelity Consumer Discretionary Central Fund (c)	344,193	43,406,182
Fidelity Consumer Staples Central Fund (c)	314,433	44,844,479
Fidelity Emerging Markets Equity Central Fund (c)	139,319	24,291,689
Fidelity Energy Central Fund (c)	427,550	49,805,354
Fidelity Financials Central Fund (c)	1,317,822	63,822,119
Fidelity Health Care Central Fund (c)	387,307	52,181,934
Fidelity Industrials Central Fund (c)	353,536	47,423,301
Fidelity Information Technology Central Fund (c)	511,950	80,801,036
Fidelity International Equity Central Fund (c)	2,057,713	123,462,780
Fidelity Materials Central Fund (c)	112,074	17,373,783
Fidelity Telecom Services Central Fund (c)	106,356	12,581,942
Fidelity Utilities Central Fund (c)	161,559	17,863,612
TOTAL EQUITY CENTRAL FUNDS (Cost $619,084,491)		590,087,885
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (c)	422,806	4,219,601
Fidelity High Income Central Fund 1 (c)	235,594	22,482,756
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,702,357
Investment Grade Fixed-Income Funds - 9.5%
Fidelity Tactical Income Central Fund (c)	646,779	68,125,243
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $93,009,365)		94,827,600
Money Market Central Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (a) (Cost $20,660,918)	20,660,918	20,660,918
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $2,499,943)	$ 2,500,000	2,499,955
Investment Companies - 0.9%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $6,400,464)	56,200	$ 6,557,980
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $741,655,181)		714,634,338
NET OTHER ASSETS (LIABILITIES) - 0.0%		(244,197)
NET ASSETS - 100%		$ 714,390,141
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
147 CME E-mini S&P 500 Index Contracts	March 2012	$ 9,206,610	$ (3,161)
The face value of futures purchased as a percentage of net assets is 1.3%
Security Type Abbreviations
EFT	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,299,977.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,116
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	182,001
Fidelity Consumer Staples Central Fund	239,755
Fidelity Emerging Markets Debt Central Fund	68,987
Fidelity Emerging Markets Equity Central Fund	83,087
Fidelity Energy Central Fund	284,305
Fidelity Financials Central Fund	232,389
Fidelity Health Care Central Fund	117,686
Fidelity High Income Central Fund 1	478,888
Fidelity Industrials Central Fund	211,076
Fidelity Information Technology Central Fund	89,637
Fidelity International Equity Central Fund	553,227
Fidelity Materials Central Fund	134,408
Fidelity Tactical Income Central Fund	539,895
Fidelity Telecom Services Central Fund	88,160
Fidelity Utilities Central Fund	152,792
Total	$ 3,466,950
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 12,544,144	$ 73,416	$ 12,229,674	1.1%
Fidelity Consumer Discretionary Central Fund	40,100,328	1,778,049	2,667,421	43,406,182	6.2%
Fidelity Consumer Staples Central Fund	40,227,870	1,864,968	658,069	44,844,479	5.9%
Fidelity Emerging Markets Debt Central Fund	3,867,650	259,072	51,597	4,219,601	3.8%
Fidelity Emerging Markets Equity Central Fund	20,477,562	3,376,159	473,895	24,291,689	8.7%
Fidelity Energy Central Fund	41,757,839	2,151,498	734,050	49,805,354	6.0%
Fidelity Financials Central Fund	58,864,000	2,662,546	2,978,470	63,822,119	6.1%
Fidelity Health Care Central Fund	46,341,357	2,195,828	748,927	52,181,934	6.1%
Fidelity High Income Central Fund 1	26,259,753	1,584,824	6,379,003	22,482,756	4.5%
Fidelity Industrials Central Fund	41,243,117	3,032,737	2,673,931	47,423,301	6.2%
Fidelity Information Technology Central Fund	65,291,631	13,777,243	1,162,493	80,801,036	6.0%
Fidelity International Equity Central Fund	118,826,709	6,277,995	5,984,517	123,462,780	8.5%
Fidelity Materials Central Fund	14,361,060	1,030,022	250,794	17,373,783	6.4%
Fidelity Tactical Income Central Fund	70,318,328	3,884,194	6,397,164	68,125,243	1.4%
Fidelity Telecom Services Central Fund	11,493,794	526,171	173,565	12,581,942	6.0%
Fidelity Utilities Central Fund	16,260,461	799,155	251,601	17,863,612	6.3%
Total	$ 615,707,686	$ 57,744,605	$ 31,658,913	$ 684,915,485
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 590,087,885	$ 590,087,885	$ -	$ -
Fixed-Income Central Funds	94,827,600	94,827,600	-	-
Money Market Central Funds	20,660,918	20,660,918	-	-
U.S. Treasury Obligations	2,499,955	-	2,499,955	-
Investment Companies	6,557,980	6,557,980	-	-
Total Investments in Securities:	$ 714,634,338	$ 712,134,383	$ 2,499,955	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (3,161)	$ (3,161)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $741,655,191. Net unrealized depreciation aggregated $27,020,853, of which $63,907,543 related to appreciated investment securities and $90,928,396 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2011

1.811339.107

AMG-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 67.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,215,194	$ 34,306,121
Fidelity Consumer Discretionary Central Fund (c)	1,017,708	128,343,213
Fidelity Consumer Staples Central Fund (c)	902,127	128,661,415
Fidelity Emerging Markets Equity Central Fund (c)	399,665	69,685,676
Fidelity Energy Central Fund (c)	1,224,068	142,591,632
Fidelity Financials Central Fund (c)	3,919,069	189,800,515
Fidelity Health Care Central Fund (c)	1,129,448	152,170,462
Fidelity Industrials Central Fund (c)	1,029,097	138,043,136
Fidelity Information Technology Central Fund (c)	1,493,845	235,773,517
Fidelity International Equity Central Fund (c)	6,138,146	368,288,742
Fidelity Materials Central Fund (c)	324,054	50,234,834
Fidelity Telecom Services Central Fund (c)	310,350	36,714,388
Fidelity Utilities Central Fund (c)	465,391	51,458,259
TOTAL EQUITY CENTRAL FUNDS (Cost $1,849,913,661)		1,726,071,910
Fixed-Income Central Funds - 26.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Emerging Markets Debt Central Fund (c)	1,466,842	14,639,086
Fidelity Floating Rate Central Fund (c)	642,603	63,167,920
Fidelity High Income Central Fund 1 (c)	755,948	72,140,123
TOTAL HIGH YIELD FIXED-INCOME FUNDS		149,947,129
Investment Grade Fixed-Income Funds - 20.7%
Fidelity Tactical Income Central Fund (c)	5,005,609	527,240,841
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $651,882,239)		677,187,970
Money Market Central Funds - 3.2%

Fidelity Cash Central Fund, 0.11% (a)	82,208,266	82,208,266
Fidelity Money Market Central Fund, 0.39% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $82,208,270)		82,208,270
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $7,899,821)	$ 7,900,000	7,899,858
Investment Companies - 2.0%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $49,456,427)	432,900	$ 50,515,103
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,641,360,418)	2,543,883,111
NET OTHER ASSETS (LIABILITIES) - 0.0%	(460,992)
NET ASSETS - 100%	$ 2,543,422,119
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
259 CME E-mini S&P 500 Index Contracts	March 2012	$ 16,221,170	$ (5,569)

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange-Trade Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,599,971.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,037
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	533,104
Fidelity Consumer Staples Central Fund	680,545
Fidelity Emerging Markets Debt Central Fund	238,509
Fidelity Emerging Markets Equity Central Fund	235,936
Fidelity Energy Central Fund	805,361
Fidelity Financials Central Fund	684,359
Fidelity Floating Rate Central Fund	768,676
Fidelity Health Care Central Fund	338,666
Fidelity High Income Central Fund 1	1,378,060
Fidelity Industrials Central Fund	608,401
Fidelity Information Technology Central Fund	260,576
Fidelity International Equity Central Fund	1,620,921
Fidelity Materials Central Fund	384,292
Fidelity Money Market Central Fund	0
Fidelity Tactical Income Central Fund	4,324,512
Fidelity Telecom Services Central Fund	255,734
Fidelity Utilities Central Fund	435,627
Total	$ 13,588,031
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 35,131,544	$ 166,885	$ 34,306,121	3.1%
Fidelity Consumer Discretionary Central Fund	117,902,173	5,024,506	6,720,111	128,343,213	18.3%
Fidelity Consumer Staples Central Fund	115,794,020	5,880,280	2,708,016	128,661,415	17.0%
Fidelity Emerging Markets Debt Central Fund	13,469,679	888,637	217,342	14,639,086	13.1%
Fidelity Emerging Markets Equity Central Fund	58,414,160	10,469,875	1,717,287	69,685,676	24.9%
Fidelity Energy Central Fund	119,247,745	7,338,601	2,597,281	142,591,632	17.3%
Fidelity Financials Central Fund	175,751,943	7,462,526	8,887,398	189,800,515	18.1%
Fidelity Floating Rate Central Fund	58,022,827	4,421,918	1,081,328	63,167,920	2.2%
Fidelity Health Care Central Fund	132,805,973	9,619,699	2,781,248	152,170,462	17.9%
Fidelity High Income Central Fund 1	72,185,740	4,609,964	7,672,891	72,140,123	14.4%
Fidelity Industrials Central Fund	118,426,577	5,550,046	2,631,930	138,043,136	18.1%
Fidelity Information Technology Central Fund	193,616,497	35,965,675	3,290,500	235,773,517	17.4%
Fidelity International Equity Central Fund	357,200,552	18,337,644	19,844,961	368,288,742	25.4%
Fidelity Materials Central Fund	41,111,134	3,757,164	919,461	50,234,834	18.6%
Fidelity Tactical Income Central Fund	559,827,477	31,157,975	66,022,449	527,240,841	10.5%
Fidelity Telecom Services Central Fund	33,734,709	1,493,849	639,018	36,714,388	17.5%
Fidelity Utilities Central Fund	47,102,493	2,261,164	916,051	51,458,259	18.1%
Total	$ 2,214,675,124	$ 189,371,067	$ 128,814,157	$ 2,403,259,880
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,726,071,910	$ 1,726,071,910	$ -	$ -
Fixed-Income Central Funds	677,187,970	677,187,970	-	-
Money Market Central Funds	82,208,270	82,208,270	-	-
U.S. Treasury Obligations	7,899,858	-	7,899,858	-
Investment Companies	50,515,103	50,515,103	-	-
Total Investments in Securities:	$ 2,543,883,111	$ 2,535,983,253	$ 7,899,858	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (5,569)	$ (5,569)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,641,361,521. Net unrealized depreciation aggregated $97,478,410, of which $226,998,110 related to appreciated investment securities and $324,476,520 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2011

1.811345.107

AMI-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,348,071	$ 35,723,918
Fidelity Consumer Discretionary Central Fund (c)	416,866	52,570,937
Fidelity Consumer Staples Central Fund (c)	374,812	53,455,625
Fidelity Emerging Markets Equity Central Fund (c)	146,636	25,567,401
Fidelity Energy Central Fund (c)	509,313	59,329,824
Fidelity Financials Central Fund (c)	1,623,621	78,631,977
Fidelity Health Care Central Fund (c)	467,930	63,044,163
Fidelity Industrials Central Fund (c)	427,445	57,337,476
Fidelity Information Technology Central Fund (c)	620,191	97,884,811
Fidelity International Equity Central Fund (c)	1,931,954	115,917,230
Fidelity Materials Central Fund (c)	137,769	21,357,013
Fidelity Telecom Services Central Fund (c)	129,733	15,347,459
Fidelity Utilities Central Fund (c)	189,393	20,941,130
TOTAL EQUITY CENTRAL FUNDS (Cost $704,730,656)		697,108,964
Fixed-Income Central Funds - 56.0%

High Yield Fixed-Income Funds - 9.5%
Fidelity Emerging Markets Debt Central Fund (c)	2,033,613	20,295,455
Fidelity Floating Rate Central Fund (c)	2,332,501	229,284,849
Fidelity High Income Central Fund 1 (c)	1,290,368	123,139,842
TOTAL HIGH YIELD FIXED-INCOME FUNDS		372,720,146
Investment Grade Fixed-Income Funds - 46.5%
Fidelity Tactical Income Central Fund (c)	17,295,917	1,821,778,966
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,084,799,299)		2,194,499,112
Money Market Central Funds - 23.1%

Fidelity Cash Central Fund, 0.11% (a)	163,862,550	163,862,550
Fidelity Money Market Central Fund, 0.39% (a)	739,400,320	739,400,320
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $903,262,870)		903,262,870
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $6,799,846)	$ 6,800,000	$ 6,799,878
Investment Companies - 2.9%
Shares
iShares Barclays TIPS Bond ETF (Cost $110,105,483)	974,011	113,657,344
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,809,698,154)	3,915,328,168
NET OTHER ASSETS (LIABILITIES) - 0.0%	(624,976)
NET ASSETS - 100%	$ 3,914,703,192
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
666 CME E-mini S&P 500 Index Contracts	March 2012	$ 41,711,580	$ (14,319)

The face value of futures purchased as a percentage of net assets is 1.1%
Security Type Abbreviations
ETF	-	Exchange-Trade Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,099,944.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,489
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	219,715
Fidelity Consumer Staples Central Fund	283,867
Fidelity Emerging Markets Debt Central Fund	330,903
Fidelity Emerging Markets Equity Central Fund	87,387
Fidelity Energy Central Fund	337,705
Fidelity Financials Central Fund	285,662
Fidelity Floating Rate Central Fund	2,329,409
Fidelity Health Care Central Fund	141,454
Fidelity High Income Central Fund 1	2,353,687
Fidelity Industrials Central Fund	254,556
Fidelity Information Technology Central Fund	108,724
Fidelity International Equity Central Fund	597,533
Fidelity Materials Central Fund	164,944
Fidelity Money Market Central Fund	653,295
Fidelity Tactical Income Central Fund	14,496,274
Fidelity Telecom Services Central Fund	106,862
Fidelity Utilities Central Fund	178,310
Total	$ 22,988,051
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 36,480,275	$ 109,006	$ 35,723,918	3.3%
Fidelity Consumer Discretionary Central Fund	45,800,662	2,312,291	277,519	52,570,937	7.5%
Fidelity Consumer Staples Central Fund	47,186,976	2,607,485	350,255	53,455,625	7.0%
Fidelity Emerging Markets Debt Central Fund	18,474,704	1,222,705	90,776	20,295,455	18.9%
Fidelity Emerging Markets Equity Central Fund	23,187,808	1,545,189	182,588	25,567,401	9.1%
Fidelity Energy Central Fund	49,177,444	2,722,355	308,188	59,329,824	7.2%
Fidelity Financials Central Fund	69,322,940	3,407,893	417,033	78,631,977	7.5%
Fidelity Floating Rate Central Fund	114,683,799	111,614,252	717,686	229,284,849	8.2%
Fidelity Health Care Central Fund	54,800,471	3,345,264	331,556	63,044,163	7.4%
Fidelity High Income Central Fund 1	117,444,135	12,403,734	11,940,059	123,139,842	24.6%
Fidelity Industrials Central Fund	48,819,734	3,497,087	1,863,410	57,337,476	7.5%
Fidelity Information Technology Central Fund	87,435,476	6,790,479	414,808	97,884,811	7.2%
Fidelity International Equity Central Fund	144,821,347	5,855,305	39,626,626	115,917,230	8.0%
Fidelity Materials Central Fund	17,715,319	1,000,478	109,444	21,357,013	7.9%
Fidelity Tactical Income Central Fund	1,806,296,696	87,256,138	80,229,660	1,821,778,966	36.1%
Fidelity Telecom Services Central Fund	13,872,485	663,625	75,701	15,347,459	7.3%
Fidelity Utilities Central Fund	18,624,919	1,207,802	109,324	20,941,130	7.4%
Total	$ 2,677,731,057	$ 283,932,357	$ 137,153,639	$ 2,891,608,076
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 697,108,964	$ 697,108,964	$ -	$ -
Fixed-Income Central Funds	2,194,499,112	2,194,499,112	-	-
Money Market Central Funds	903,262,870	903,262,870	-	-
U.S. Treasury Obligations	6,799,878	-	6,799,878	-
Investment Companies	113,657,344	113,657,344	-	-
Total Investments in Securities:	$ 3,915,328,168	$ 3,908,528,290	$ 6,799,878	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (14,319)	$ (14,319)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $3,809,698,842. Net unrealized appreciation aggregated $105,629,326, of which $182,852,004 related to appreciated investment securities and $77,222,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849977.104

ASAN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	667,452	$ 7,121,710
Fidelity Consumer Discretionary Central Fund (c)	156,956	19,793,660
Fidelity Consumer Staples Central Fund (c)	141,825	20,227,062
Fidelity Emerging Markets Equity Central Fund (c)	67,972	11,851,590
Fidelity Energy Central Fund (c)	194,220	22,624,687
Fidelity Financials Central Fund (c)	628,666	30,446,298
Fidelity Health Care Central Fund (c)	177,167	23,869,707
Fidelity Industrials Central Fund (c)	161,526	21,667,080
Fidelity Information Technology Central Fund (c)	236,410	37,312,530
Fidelity International Equity Central Fund (c)	938,794	56,327,660
Fidelity Materials Central Fund (c)	51,058	7,914,962
Fidelity Telecom Services Central Fund (c)	45,542	5,387,658
Fidelity Utilities Central Fund (c)	71,909	7,950,971
TOTAL EQUITY CENTRAL FUNDS (Cost $278,251,953)		272,495,575
Fixed-Income Central Funds - 36.6%

High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (c)	236,121	2,356,486
Fidelity Floating Rate Central Fund (c)	119,635	11,760,085
Fidelity High Income Central Fund 1 (c)	137,799	13,150,195
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,266,766
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Tactical Income Central Fund (c)	1,356,992	142,931,956
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $164,308,406)		170,198,722
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (a) (Cost $12,577,884)	12,577,884	12,577,884
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% 2/23/12 (b) (Cost $849,981)	$ 850,000	849,985
Investment Companies - 1.8%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $8,186,920)	71,100	$ 8,296,660
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $464,175,144)	464,418,826
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,525)
NET ASSETS - 100%	$ 464,317,301
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	March 2012	$ 2,630,460	$ (903)

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,989.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,949
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	73,611
Fidelity Consumer Staples Central Fund	92,605
Fidelity Emerging Markets Debt Central Fund	32,971
Fidelity Emerging Markets Equity Central Fund	36,256
Fidelity Energy Central Fund	115,714
Fidelity Financials Central Fund	99,835
Fidelity Floating Rate Central Fund	123,133
Fidelity Health Care Central Fund	47,519
Fidelity High Income Central Fund 1	215,606
Fidelity Industrials Central Fund	86,469
Fidelity Information Technology Central Fund	36,204
Fidelity International Equity Central Fund	228,910
Fidelity Materials Central Fund	54,515
Fidelity Tactical Income Central Fund	991,308
Fidelity Telecom Services Central Fund	30,816
Fidelity Utilities Central Fund	59,969
Total	$ 2,329,959
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 7,214,700	$ 13,570	$ 7,121,710	0.7%
Fidelity Consumer Discretionary Central Fund	12,388,655	6,161,301	42,034	19,793,660	2.8%
Fidelity Consumer Staples Central Fund	12,250,056	6,781,312	41,174	20,227,062	2.7%
Fidelity Emerging Markets Debt Central Fund	1,535,265	765,880	4,724	2,356,486	2.1%
Fidelity Emerging Markets Equity Central Fund	6,941,612	4,748,721	28,259	11,851,590	4.2%
Fidelity Energy Central Fund	13,451,364	7,139,559	48,663	22,624,687	2.7%
Fidelity Financials Central Fund	19,467,932	9,296,617	65,433	30,446,298	2.9%
Fidelity Floating Rate Central Fund	7,760,657	3,750,269	22,233	11,760,085	0.4%
Fidelity Health Care Central Fund	14,958,235	7,278,797	48,744	23,869,707	2.8%
Fidelity High Income Central Fund 1	9,380,567	4,279,819	947,835	13,150,195	2.6%
Fidelity Industrials Central Fund	12,997,889	6,739,675	45,519	21,667,080	2.8%
Fidelity Information Technology Central Fund	23,705,586	12,860,563	81,303	37,312,530	2.8%
Fidelity International Equity Central Fund	40,183,231	18,139,512	3,180,459	56,327,660	3.9%
Fidelity Materials Central Fund	4,622,261	2,575,954	16,745	7,914,962	2.9%
Fidelity Tactical Income Central Fund	103,152,770	51,372,434	12,438,134	142,931,956	2.6%
Fidelity Telecom Services Central Fund	3,387,271	1,753,413	11,156	5,387,658	2.6%
Fidelity Utilities Central Fund	4,626,235	2,951,686	16,186	7,950,971	2.8%
Total	$ 290,816,117	$ 153,810,212	$ 17,052,171	$ 442,694,297
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 272,495,575	$ 272,495,575	$ -	$ -
Fixed-Income Central Funds	170,198,722	170,198,722	-	-
Money Market Central Funds	12,577,884	12,577,884	-	-
U.S. Treasury Obligations	849,985	-	849,985	-
Investment Companies	8,296,660	8,296,660	-	-
Total Investments in Securities:	$ 464,418,826	$ 463,568,841	$ 849,985	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (903)	$ (903)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $464,175,445. Net unrealized appreciation aggregated $243,381, of which $18,131,787 related to appreciated investment securities and $17,888,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

December 31, 2011

1.861615.104

BMO-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,099	$ 390,793
Fidelity Consumer Staples Central Fund (a)	2,694	384,178
Fidelity Energy Central Fund (a)	3,636	423,543
Fidelity Financials Central Fund (a)	12,020	582,118
Fidelity Health Care Central Fund (a)	3,323	447,684
Fidelity Industrials Central Fund (a)	3,051	409,240
Fidelity Information Technology Central Fund (a)	4,621	729,300
Fidelity Materials Central Fund (a)	958	148,557
Fidelity Telecom Services Central Fund (a)	885	104,743
Fidelity Utilities Central Fund (a)	1,374	151,936
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,104,771)		3,772,092
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,601)
NET ASSETS - 100%		$ 3,766,491
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 1,629
Fidelity Consumer Staples Central Fund	2,147
Fidelity Energy Central Fund	2,471
Fidelity Financials Central Fund	2,113
Fidelity Health Care Central Fund	1,046
Fidelity Industrials Central Fund	1,862
Fidelity Information Technology Central Fund	829
Fidelity Materials Central Fund	1,159
Fidelity Telecom Services Central Fund	744
Fidelity Utilities Central Fund	1,358
Total	$ 15,358
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 350,417	$ 17,817	$ 14,014	$ 390,793	0.1%
Fidelity Consumer Staples Central Fund	370,080	31,232	47,010	384,178	0.1%
Fidelity Energy Central Fund	397,596	25,708	64,881	423,543	0.1%
Fidelity Financials Central Fund	538,880	59,954	72,683	582,118	0.1%
Fidelity Health Care Central Fund	444,712	22,424	59,566	447,684	0.1%
Fidelity Industrials Central Fund	380,007	9,137	34,452	409,240	0.1%
Fidelity Information Technology Central Fund	675,233	64,668	46,201	729,300	0.1%
Fidelity Materials Central Fund	144,238	5,070	23,939	148,557	0.1%
Fidelity Telecom Services Central Fund	98,302	1,691	1,479	104,743	0.0%
Fidelity Utilities Central Fund	150,190	4,997	12,617	151,936	0.1%
Total	$ 3,549,655	$ 242,698	$ 376,842	$ 3,772,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $4,104,771. Net unrealized depreciation aggregated $332,679, of which $172,458 related to appreciated investment securities and $505,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2011

1.811343.107

FAA-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	7,961,296	$ 84,947,023
Fidelity Consumer Discretionary Central Fund (c)	1,778,711	224,313,286
Fidelity Consumer Staples Central Fund (c)	1,564,979	223,197,258
Fidelity Emerging Markets Equity Central Fund (c)	653,765	113,990,380
Fidelity Energy Central Fund (c)	2,120,137	246,974,766
Fidelity Financials Central Fund (c)	6,715,357	325,224,754
Fidelity Health Care Central Fund (c)	1,956,662	263,621,079
Fidelity Industrials Central Fund (c)	1,786,879	239,691,901
Fidelity Information Technology Central Fund (c)	2,595,919	409,713,925
Fidelity International Equity Central Fund (c)	10,097,304	605,838,233
Fidelity Materials Central Fund (c)	565,555	87,672,288
Fidelity Telecom Services Central Fund (c)	537,445	63,579,776
Fidelity Utilities Central Fund (c)	791,054	87,466,814
TOTAL EQUITY CENTRAL FUNDS (Cost $3,003,685,398)		2,976,231,483
Fixed-Income Central Funds - 43.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (c)	3,491,729	34,847,458
Fidelity Floating Rate Central Fund (c)	2,504,157	246,158,658
Fidelity High Income Central Fund 1 (c)	2,079,228	198,420,713
TOTAL HIGH YIELD FIXED-INCOME FUNDS		479,426,829
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Tactical Income Central Fund (c)	21,365,180	2,250,394,403
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,584,472,955)		2,729,821,232
Money Market Central Funds - 7.1%

Fidelity Cash Central Fund, 0.11% (a)	220,722,497	220,722,497
Fidelity Money Market Central Fund, 0.39% (a)	226,099,675	226,099,675
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $446,822,172)		446,822,172
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $18,199,588)	$ 18,200,000	18,199,672
Investment Companies - 2.4%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $150,844,110)	1,328,670	$ 155,042,504
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,204,024,223)		6,326,117,063
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,162,553)
NET ASSETS - 100%		$ 6,323,954,510
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,412 CME E-mini S&P 500 Index Contracts	March 2012	$ 88,433,560	$ (30,358)
The face value of futures purchased as a percentage of net assets is 1.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,399,885.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,450
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	949,843
Fidelity Consumer Staples Central Fund	1,205,699
Fidelity Emerging Markets Debt Central Fund	577,274
Fidelity Emerging Markets Equity Central Fund	394,351
Fidelity Energy Central Fund	1,422,807
Fidelity Financials Central Fund	1,195,520
Fidelity Floating Rate Central Fund	2,812,067
Fidelity Health Care Central Fund	599,671
Fidelity High Income Central Fund 1	3,884,396
Fidelity Industrials Central Fund	1,077,116
Fidelity Information Technology Central Fund	462,955
Fidelity International Equity Central Fund	2,806,943
Fidelity Materials Central Fund	685,551
Fidelity Money Market Central Fund	199,770
Fidelity Tactical Income Central Fund	18,485,559
Fidelity Telecom Services Central Fund	450,709
Fidelity Utilities Central Fund	754,603
Total	$ 38,051,089
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 86,441,417	$ 549,405	$ 84,947,023	7.8%
Fidelity Consumer Discretionary Central Fund	209,822,586	4,538,150	11,771,150	224,313,286	31.9%
Fidelity Consumer Staples Central Fund	203,617,955	4,947,754	2,462,547	223,197,258	29.4%
Fidelity Emerging Markets Debt Central Fund	32,693,557	1,243,889	309,046	34,847,458	31.2%
Fidelity Emerging Markets Equity Central Fund	99,932,653	11,384,908	1,563,681	113,990,380	40.7%
Fidelity Energy Central Fund	210,081,529	6,485,322	2,634,762	246,974,766	30.0%
Fidelity Financials Central Fund	295,039,836	6,833,542	3,499,805	325,224,754	31.1%
Fidelity Floating Rate Central Fund	185,263,734	57,267,236	2,177,010	246,158,658	8.8%
Fidelity Health Care Central Fund	236,389,357	7,755,581	2,765,616	263,621,079	31.0%
Fidelity High Income Central Fund 1	204,822,825	7,077,413	22,054,882	198,420,713	39.7%
Fidelity Industrials Central Fund	207,581,392	5,273,239	2,596,424	239,691,901	31.4%
Fidelity Information Technology Central Fund	377,745,310	17,900,905	4,000,345	409,713,925	30.3%
Fidelity International Equity Central Fund	635,426,079	12,930,989	64,783,769	605,838,233	41.8%
Fidelity Materials Central Fund	74,822,938	2,176,258	924,836	87,672,288	32.5%
Fidelity Tactical Income Central Fund	2,354,157,964	58,312,524	172,123,179	2,250,394,403	44.6%
Fidelity Telecom Services Central Fund	59,025,427	1,458,453	631,538	63,579,776	30.3%
Fidelity Utilities Central Fund	80,473,684	2,748,420	924,169	87,466,814	30.8%
Total	$ 5,467,033,451	$ 294,776,000	$ 295,772,164	$ 5,706,052,715
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,976,231,483	$ 2,976,231,483	$ -	$ -
Fixed-Income Central Funds	2,729,821,232	2,729,821,232	-	-
Money Market Central Funds	446,822,172	446,822,172	-	-
U.S. Treasury Obligations	18,199,672	-	18,199,672	-
Investment Companies	155,042,504	155,042,504	-	-
Total Investments in Securities:	$ 6,326,117,063	$ 6,307,917,391	$ 18,199,672	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (30,358)	$ (30,358)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $6,204,025,017. Net unrealized appreciation aggregated $122,092,046, of which $579,383,167 related to appreciated investment securities and $457,291,121 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2011

1.849910.104

FAN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	169,133	$ 1,804,647
Fidelity Consumer Discretionary Central Fund (b)	51,774	6,529,205
Fidelity Consumer Staples Central Fund (b)	46,977	6,699,915
Fidelity Emerging Markets Equity Central Fund (b)	22,230	3,875,969
Fidelity Energy Central Fund (b)	65,074	7,580,525
Fidelity Financials Central Fund (b)	202,416	9,803,022
Fidelity Health Care Central Fund (b)	58,463	7,876,681
Fidelity Industrials Central Fund (b)	53,738	7,208,367
Fidelity Information Technology Central Fund (b)	78,163	12,336,542
Fidelity International Equity Central Fund (b)	295,958	17,757,493
Fidelity Materials Central Fund (b)	17,324	2,685,552
Fidelity Telecom Services Central Fund (b)	15,147	1,791,895
Fidelity Utilities Central Fund (b)	23,738	2,624,689
TOTAL EQUITY CENTRAL FUNDS (Cost $90,249,710)		88,574,502
Fixed-Income Central Funds - 50.9%

High Yield Fixed-Income Funds - 9.5%
Fidelity Emerging Markets Debt Central Fund (b)	113,122	1,128,956
Fidelity Floating Rate Central Fund (b)	137,563	13,522,429
Fidelity High Income Central Fund 1 (b)	75,109	7,167,672
TOTAL HIGH YIELD FIXED-INCOME FUNDS		21,819,057
Investment Grade Fixed-Income Funds - 41.4%
Fidelity Tactical Income Central Fund (b)	898,292	94,617,060
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $112,101,651)		116,436,117
Money Market Central Funds - 7.7%

Fidelity Cash Central Fund, 0.11% (a)	7,302,237	7,302,237
Fidelity Money Market Central Fund, 0.39% (a)	10,224,442	10,224,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $17,526,679)		17,526,679
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (Cost $299,993)	$ 300,000	$ 299,995
Investment Companies - 2.6%
Shares
iShares Barclays TIPS Bond ETF (Cost $5,793,746)	50,440	5,885,843
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $225,971,779)	228,723,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,128)
NET ASSETS - 100%	$ 228,685,008
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,735
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	25,093
Fidelity Consumer Staples Central Fund	32,140
Fidelity Emerging Markets Debt Central Fund	16,364
Fidelity Emerging Markets Equity Central Fund	12,278
Fidelity Energy Central Fund	39,990
Fidelity Financials Central Fund	32,987
Fidelity Floating Rate Central Fund	123,279
Fidelity Health Care Central Fund	16,251
Fidelity High Income Central Fund 1	117,081
Fidelity Industrials Central Fund	29,661
Fidelity Information Technology Central Fund	12,439
Fidelity International Equity Central Fund	72,208
Fidelity Materials Central Fund	19,178
Fidelity Money Market Central Fund	9,034
Fidelity Tactical Income Central Fund	673,390
Fidelity Telecom Services Central Fund	10,769
Fidelity Utilities Central Fund	20,551
Total	$ 1,265,058
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 1,861,088	$ 19,524	$ 1,804,647	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	1,647,104	82,899	6,529,205	0.9%
Fidelity Consumer Staples Central Fund	4,558,982	1,786,350	83,390	6,699,915	0.9%
Fidelity Emerging Markets Debt Central Fund	799,850	310,954	13,989	1,128,956	1.0%
Fidelity Emerging Markets Equity Central Fund	2,692,815	1,129,996	52,091	3,875,969	1.4%
Fidelity Energy Central Fund	4,991,049	1,878,460	95,030	7,580,525	0.9%
Fidelity Financials Central Fund	7,133,563	2,136,977	135,844	9,803,022	0.9%
Fidelity Floating Rate Central Fund	5,172,942	8,304,326	145,390	13,522,429	0.5%
Fidelity Health Care Central Fund	5,458,156	1,930,815	97,804	7,876,681	0.9%
Fidelity High Income Central Fund 1	5,232,601	1,905,463	219,861	7,167,672	1.4%
Fidelity Industrials Central Fund	4,818,810	1,751,797	92,732	7,208,367	0.9%
Fidelity Information Technology Central Fund	8,490,020	3,641,307	151,449	12,336,542	0.9%
Fidelity International Equity Central Fund	14,342,393	4,732,038	1,791,712	17,757,493	1.2%
Fidelity Materials Central Fund	1,771,211	661,718	32,940	2,685,552	1.0%
Fidelity Tactical Income Central Fund	73,770,150	26,221,427	5,876,796	94,617,060	1.9%
Fidelity Telecom Services Central Fund	1,224,590	498,419	22,401	1,791,895	0.9%
Fidelity Utilities Central Fund	1,806,392	713,111	33,008	2,624,689	0.9%
Total	$ 146,750,311	$ 61,111,350	$ 8,946,860	$ 205,010,619
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 88,574,502	$ 88,574,502	$ -	$ -
Fixed-Income Central Funds	116,436,117	116,436,117	-	-
Money Market Central Funds	17,526,679	17,526,679	-	-
U.S. Treasury Obligations	299,995	-	299,995	-
Investment Companies	5,885,843	5,885,843	-	-
Total Investments in Securities:	$ 228,723,136	$ 228,423,141	$ 299,995	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $225,972,700. Net unrealized appreciation aggregated $2,750,436, of which $8,736,298 related to appreciated investment securities and $5,985,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2011

1.849920.104

SAN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	667,452	$ 7,121,710
Fidelity Consumer Discretionary Central Fund (c)	156,956	19,793,660
Fidelity Consumer Staples Central Fund (c)	141,825	20,227,062
Fidelity Emerging Markets Equity Central Fund (c)	67,972	11,851,590
Fidelity Energy Central Fund (c)	194,220	22,624,687
Fidelity Financials Central Fund (c)	628,666	30,446,298
Fidelity Health Care Central Fund (c)	177,167	23,869,707
Fidelity Industrials Central Fund (c)	161,526	21,667,080
Fidelity Information Technology Central Fund (c)	236,410	37,312,530
Fidelity International Equity Central Fund (c)	938,794	56,327,660
Fidelity Materials Central Fund (c)	51,058	7,914,962
Fidelity Telecom Services Central Fund (c)	45,542	5,387,658
Fidelity Utilities Central Fund (c)	71,909	7,950,971
TOTAL EQUITY CENTRAL FUNDS (Cost $278,251,953)		272,495,575
Fixed-Income Central Funds - 36.6%

High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (c)	236,121	2,356,486
Fidelity Floating Rate Central Fund (c)	119,635	11,760,085
Fidelity High Income Central Fund 1 (c)	137,799	13,150,195
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,266,766
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Tactical Income Central Fund (c)	1,356,992	142,931,956
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $164,308,406)		170,198,722
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (a) (Cost $12,577,884)	12,577,884	12,577,884
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% 2/23/12 (b) (Cost $849,981)	$ 850,000	849,985
Investment Companies - 1.8%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $8,186,920)	71,100	$ 8,296,660
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $464,175,144)	464,418,826
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,525)
NET ASSETS - 100%	$ 464,317,301
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts	March 2012	$ 2,630,460	$ (903)

The face value of futures purchased as a percentage of net assets is 0.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,989.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,949
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	73,611
Fidelity Consumer Staples Central Fund	92,605
Fidelity Emerging Markets Debt Central Fund	32,971
Fidelity Emerging Markets Equity Central Fund	36,256
Fidelity Energy Central Fund	115,714
Fidelity Financials Central Fund	99,835
Fidelity Floating Rate Central Fund	123,133
Fidelity Health Care Central Fund	47,519
Fidelity High Income Central Fund 1	215,606
Fidelity Industrials Central Fund	86,469
Fidelity Information Technology Central Fund	36,204
Fidelity International Equity Central Fund	228,910
Fidelity Materials Central Fund	54,515
Fidelity Tactical Income Central Fund	991,308
Fidelity Telecom Services Central Fund	30,816
Fidelity Utilities Central Fund	59,969
Total	$ 2,329,959
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 7,214,700	$ 13,570	$ 7,121,710	0.7%
Fidelity Consumer Discretionary Central Fund	12,388,655	6,161,301	42,034	19,793,660	2.8%
Fidelity Consumer Staples Central Fund	12,250,056	6,781,312	41,174	20,227,062	2.7%
Fidelity Emerging Markets Debt Central Fund	1,535,265	765,880	4,724	2,356,486	2.1%
Fidelity Emerging Markets Equity Central Fund	6,941,612	4,748,721	28,259	11,851,590	4.2%
Fidelity Energy Central Fund	13,451,364	7,139,559	48,663	22,624,687	2.7%
Fidelity Financials Central Fund	19,467,932	9,296,617	65,433	30,446,298	2.9%
Fidelity Floating Rate Central Fund	7,760,657	3,750,269	22,233	11,760,085	0.4%
Fidelity Health Care Central Fund	14,958,235	7,278,797	48,744	23,869,707	2.8%
Fidelity High Income Central Fund 1	9,380,567	4,279,819	947,835	13,150,195	2.6%
Fidelity Industrials Central Fund	12,997,889	6,739,675	45,519	21,667,080	2.8%
Fidelity Information Technology Central Fund	23,705,586	12,860,563	81,303	37,312,530	2.8%
Fidelity International Equity Central Fund	40,183,231	18,139,512	3,180,459	56,327,660	3.9%
Fidelity Materials Central Fund	4,622,261	2,575,954	16,745	7,914,962	2.9%
Fidelity Tactical Income Central Fund	103,152,770	51,372,434	12,438,134	142,931,956	2.6%
Fidelity Telecom Services Central Fund	3,387,271	1,753,413	11,156	5,387,658	2.6%
Fidelity Utilities Central Fund	4,626,235	2,951,686	16,186	7,950,971	2.8%
Total	$ 290,816,117	$ 153,810,212	$ 17,052,171	$ 442,694,297
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 272,495,575	$ 272,495,575	$ -	$ -
Fixed-Income Central Funds	170,198,722	170,198,722	-	-
Money Market Central Funds	12,577,884	12,577,884	-	-
U.S. Treasury Obligations	849,985	-	849,985	-
Investment Companies	8,296,660	8,296,660	-	-
Total Investments in Securities:	$ 464,418,826	$ 463,568,841	$ 849,985	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (903)	$ (903)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $464,175,445. Net unrealized appreciation aggregated $243,381, of which $18,131,787 related to appreciated investment securities and $17,888,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

December 31, 2011

1.849900.104

TAN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 27.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	204,542	$ 2,182,466
Fidelity Consumer Discretionary Central Fund (c)	48,274	6,087,886
Fidelity Consumer Staples Central Fund (c)	43,113	6,148,817
Fidelity Emerging Markets Equity Central Fund (c)	20,054	3,496,568
Fidelity Energy Central Fund (c)	58,938	6,865,671
Fidelity Financials Central Fund (c)	188,414	9,124,883
Fidelity Health Care Central Fund (c)	53,758	7,242,780
Fidelity Industrials Central Fund (c)	49,124	6,589,521
Fidelity Information Technology Central Fund (c)	71,555	11,293,465
Fidelity International Equity Central Fund (c)	263,457	15,807,397
Fidelity Materials Central Fund (c)	15,627	2,422,549
Fidelity Telecom Services Central Fund (c)	13,949	1,650,148
Fidelity Utilities Central Fund (c)	21,873	2,418,519
TOTAL EQUITY CENTRAL FUNDS (Cost $83,074,466)		81,330,670
Fixed-Income Central Funds - 56.0%

High Yield Fixed-Income Funds - 9.5%
Fidelity Emerging Markets Debt Central Fund (c)	143,048	1,427,620
Fidelity Floating Rate Central Fund (c)	174,487	17,152,101
Fidelity High Income Central Fund 1 (c)	95,687	9,131,427
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,711,148
Investment Grade Fixed-Income Funds - 46.5%
Fidelity Tactical Income Central Fund (c)	1,284,697	135,317,085
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $156,034,983)		163,028,233
Money Market Central Funds - 13.2%

Fidelity Cash Central Fund, 0.11% (a)	16,034,018	16,034,018
Fidelity Money Market Central Fund, 0.39% (a)	22,285,144	22,285,144
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $38,319,162)		38,319,162
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% 2/23/12 (b) (Cost $499,989)	$ 500,000	499,991
Investment Companies - 2.6%
	Shares	Value
iShares Barclays TIPS Bond ETF (Cost $7,438,066)	65,540	$ 7,647,862
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $285,366,666)		290,825,918
NET OTHER ASSETS (LIABILITIES) - 0.1%		390,584
NET ASSETS - 100%		$ 291,216,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts	March 2012	$ 2,254,680	$ (774)
The face value of futures purchased as a percentage of net assets is 0.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,834
Fidelity Commodity Strategy Central Fund	766
Fidelity Consumer Discretionary Central Fund	23,449
Fidelity Consumer Staples Central Fund	29,537
Fidelity Emerging Markets Debt Central Fund	21,131
Fidelity Emerging Markets Equity Central Fund	11,058
Fidelity Energy Central Fund	36,167
Fidelity Financials Central Fund	30,741
Fidelity Floating Rate Central Fund	160,314
Fidelity Health Care Central Fund	14,955
Fidelity High Income Central Fund 1	155,576
Fidelity Industrials Central Fund	27,099
Fidelity Information Technology Central Fund	11,377
Fidelity International Equity Central Fund	66,990
Fidelity Materials Central Fund	17,261
Fidelity Money Market Central Fund	19,690
Fidelity Tactical Income Central Fund	977,228
Fidelity Telecom Services Central Fund	9,955
Fidelity Utilities Central Fund	18,927
Total	$ 1,636,055
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 2,237,587	$ 10,260	$ 2,182,466	0.2%
Fidelity Consumer Discretionary Central Fund	4,527,444	1,143,128	52,509	6,087,886	0.9%
Fidelity Consumer Staples Central Fund	4,514,241	1,274,771	52,604	6,148,817	0.8%
Fidelity Emerging Markets Debt Central Fund	1,099,064	298,316	11,111	1,427,620	1.3%
Fidelity Emerging Markets Equity Central Fund	2,650,161	776,709	29,956	3,496,568	1.2%
Fidelity Energy Central Fund	4,852,034	1,317,375	60,257	6,865,671	0.8%
Fidelity Financials Central Fund	6,935,833	1,640,478	81,836	9,124,883	0.9%
Fidelity Floating Rate Central Fund	7,371,402	9,648,657	117,491	17,152,101	0.6%
Fidelity Health Care Central Fund	5,426,053	1,327,939	61,863	7,242,780	0.9%
Fidelity High Income Central Fund 1	7,455,874	1,865,567	522,601	9,131,427	1.8%
Fidelity Industrials Central Fund	4,765,482	1,191,395	58,007	6,589,521	0.9%
Fidelity Information Technology Central Fund	8,538,750	2,509,141	103,146	11,293,465	0.8%
Fidelity International Equity Central Fund	14,610,379	3,079,388	2,363,454	15,807,397	1.1%
Fidelity Materials Central Fund	1,713,575	463,306	20,997	2,422,549	0.9%
Fidelity Tactical Income Central Fund	113,762,037	26,576,487	5,671,613	135,317,085	2.7%
Fidelity Telecom Services Central Fund	1,219,966	359,387	14,165	1,650,148	0.8%
Fidelity Utilities Central Fund	1,773,438	537,953	21,015	2,418,519	0.9%
Total	$ 191,220,071	$ 56,247,584	$ 9,252,885	$ 244,358,903
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 81,330,670	$ 81,330,670	$ -	$ -
Fixed-Income Central Funds	163,028,233	163,028,233	-	-
Money Market Central Funds	38,319,162	38,319,162	-	-
U.S. Treasury Obligations	499,991	-	499,991	-
Investment Companies	7,647,862	7,647,862	-	-
Total Investments in Securities:	$ 290,825,918	$ 290,325,927	$ 499,991	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (774)	$ (774)	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $285,367,129. Net unrealized appreciation aggregated $5,458,789, of which $11,293,103 related to appreciated investment securities and $5,834,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012